Capital Stock - Schedule of Reserved Shares of Common Stock (Details) - shares	Sep. 28, 2025	Dec. 29, 2024	Dec. 31, 2023
Schedule of Reserved Shares of Common Stock [Line Items]
Total shares reserved	153,884,960	116,906,160	45,891,467
Common stock warrants [Member]
Schedule of Reserved Shares of Common Stock [Line Items]
Total shares reserved	25,670,265	31,670,265
Employee Stock Purchase Plan [Member]
Schedule of Reserved Shares of Common Stock [Line Items]
Total shares reserved	3,174,434	2,628,996
Stock options and RSUs, issued and outstanding [Member]
Schedule of Reserved Shares of Common Stock [Line Items]
Total shares reserved	20,553,533	11,979,368
Stock options and RSUs, authorized for future issuance [Member]
Schedule of Reserved Shares of Common Stock [Line Items]
Total shares reserved	10,528,534	2,577,895
SAFE Agreements [Member]
Schedule of Reserved Shares of Common Stock [Line Items]
Total shares reserved	2,750,000	2,750,000
Forward purchase agreements [Member]
Schedule of Reserved Shares of Common Stock [Line Items]
Total shares reserved	6,720,000	67,200,000
Convertible notes [Member]
Schedule of Reserved Shares of Common Stock [Line Items]
Total shares reserved	77,821,528	58,579,636
Deferred consideration [Member]
Schedule of Reserved Shares of Common Stock [Line Items]
Total shares reserved	6,666,666